Short-Term and Long-Term Borrowings (Details) - USD ($)		Dec. 31, 2019		Dec. 31, 2018
Debt Instrument [Line Items]
Short-term borrowings		$ 17,197,339		$ 19,890,641
Agricultural Bank of China [Member]
Debt Instrument [Line Items]
Short-term borrowings	[1]	10,160,735		8,622,194
China Merchants Bank [Member]
Debt Instrument [Line Items]
Short-term borrowings	[2]	1,435,132		1,696,441
Industrial and Commercial Bank of China [Member]
Debt Instrument [Line Items]
Short-term borrowings	[3]	3,157,290		4,557,315
Bank of China [Member]
Debt Instrument [Line Items]
Short-term borrowings	[4]	2,152,698		2,724,793
East West Bank [Member]
Debt Instrument [Line Items]
Short-term borrowings			[5]	2,000,000
Pennsylvania Industrial Development Authority [Member]
Debt Instrument [Line Items]
Short-term borrowings		91,484		89,898
East West Bank Loan [Member]
Debt Instrument [Line Items]
Short-term borrowings		$ 200,000		$ 200,000

[1]	During the year ended December 31, 2019, Taizhou Fuling entered into a series of short-term bank loan agreements with ABC for a total amount of $18,972,445. The terms of these loans are one to twelve months with variable interest rates based on the prevailing interest rates. The effective rates are from 4.50% to 5.04% per annum. As of December 31, 2019, $8,811,710 of them had been repaid upon maturity. During the year ended December 31, 2018, Taizhou Fuling entered into a series of short-term bank loan agreements with ABC for a total amount of $8,622,194. The terms of these loans are six months with variable interest rates based on the prevailing interest rates, respectively. The effective rates are from 4.57% to 5.15% per annum. As of December 31, 2019, all of them had been repaid upon maturity.
[2]	During year ended December 31, 2019, Taizhou Fuling entered into a series of short-term bank borrowing agreements with CMB for a total amount of $7,626,660. The terms of these loans are three to twelve months 3with variable interest rates based on the prevailing interest rates. The effective rates were from 4.49% to 5.88% per annum. The loans are guaranteed by Zhejiang Special Plastic Ltd. and Taizhou Fuling's general manager and Chair of the Board. As of December 31, 2019, $6,191,528 had been repaid in full upon maturity. During year ended December 31, 2018, Taizhou Fuling entered into a series of short-term bank borrowing agreements with CMB for a total amount of approximately $6.3 million (RMB 43.4 million). The terms of these loans are five to twelve months with variable interest rates based on the prevailing interest rates. The effective rates were from 2.40% to 6.09% per annum. The loans are guaranteed by Zhejiang Special Plastic Ltd. and Taizhou Fuling's general manager and Chair of the Board. As of December 31, 2019, all of them had been repaid in full upon maturity.
[3]	During the year ended December 31, 2019, Taizhou Fuling entered into a series of short-term loan agreements with ICBC for a total amount of $4,521,116. The terms of these loans are three to twelve months with the interest rates ranged from 5.00% to 5.22% per annum. As of December 31, 2019, $1,363,826 of them had been repaid in full upon maturity. During the year ended December 31, 2018, Taizhou Fuling entered into a series of short-term loan agreements with ICBC for a total amount of $4,557,315. The terms of these loans are five to twelve months with the interest rates ranged from 3.47% to 5.44% per annum. As of December 31, 2019, all of them had been repaid in full upon maturity.
[4]	During the year ended December 31, 2019 and the year ended December 31, 2018, Taizhou Fuling entered into a series of short-term bank borrowing agreements and other financing agreements with BOC. The terms of the loans are five to twelve months, with fixed interest rates based on London InterBank Offered Rate ("LIBOR") (for loans dominated in USD) or prime loan rates issued by People's Bank of China (for loans dominated in RMB), plus certain base points. The effective interest rates vary from 3.02% to 5.53% per annum. The loans to Taizhou Fuling are guaranteed by the major shareholders.
[5]	On March 9, 2017, Direct Link entered into a line of credit agreement with East West Bank for $2,000,000 for one year. The annual interest rate is equivalent to LIBOR rate plus 2.75%. On April 7, 2017, Direct Link drew down $1,500,000 with the effective rate of 3.86% per annum. On December 1, 2017, Direct Link drew down another $500,000 with the effective rate of 4.45% per annum. On March 14, 2018, East West Bank approved to extend the loan to June 9, 2018. On June 26, 2018, East West Bank again approved to extend the loan to June 9, 2019. On September 13, 2019, East West Bank approved to extend the loan to September 7, 2021. (See "Long-term Borrowing" below)